LAND USE RIGHTS, NET - Summary of Land Use Rights (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Land Use Rights [Line Items]
Land use rights	¥ 29,788	¥ 29,788
Less: Accumulated amortization	(2,415)	(1,610)
Land use rights net	¥ 27,373	¥ 28,178